INVESTMENTS IN ASSOCIATES - Eviana Health Corporation (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 21, 2021	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of associates [line items]
Weighted average price (in CAD per share)	$ 2.53
Number of shares outstanding (in shares)		313,815,503	298,786,023	194,511,061
Investments in associates		$ 6,288	$ 5,028
Impairment loss		$ 3,266
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share		19.90%
Investments in associates		$ 0	$ 0